Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Current and Non-Current Borrowings

	2017	2016	2015
	(€’000)
Non-current
Senior Secured Notes 6.0%, due 2020	628,141	629,327	475,503
Mortgages	45,386	43,508	40,727
Finance lease liabilities	50,525	51,140	34,582
	724,052	723,975	550,812
Current
Mortgages	8,254	10,904	3,346
Finance lease liabilities	602	578	—
2017 Senior Secured Revolving Facility	99,904	—	—
Other loans	—	—	1,605
	108,760	11,482	4,951
Total borrowings	832,812	735,457	555,763

Summary of Optional Redemption Price Expressed as Percentage

At any time after July 15, 2016 and before maturity, upon not less than ten and not more than 60 days’ notice, the Company may redeem all or part of the Senior Secured Notes. These redemptions will be in amounts of €100,000 or integral multiples of €1,000 in excess thereof at the following redemption prices (expressed as percentages of their principal amount at maturity), plus accrued and unpaid interest, if any, to the redemption date, if redeemed during the 12-month period commencing on July 15 of the years set out below.

Year	Redemption Price
2017	103.000%
2018	101.500%
2019 and thereafter	100.000%

Summary of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

The reconciliation of movements of liabilities to cash flows arising from financing activities is set out below:

	Senior Secured Notes	Mortgages	Finance lease liabilities	Revolving Facilities	Share capital	Share premium	Foreign currency translation reserve	Hedging Reserve	Accumulated profit/(deficit)	Total
	(€’000)
Balance as at 1 January 2017	629,327	54,412	51,718	—	7,060	519,604	9,988	(243)	12,360	1,284,226
Changes from financing cash flows
Proceeds from exercised options	—	—	—	—	55	6,914	—	—	—	6,969
Proceeds from mortgages	—	9,950	—	—	—	—	—	—	—	9,950
Repayment of mortgages	—	(10,848)	—	—	—	—	—	—	—	(10,848)
Proceeds from Revolving Facilities	—	—	—	129,521	—	—	—	—	—	129,521
Repayment of Revolving Facilities	—	—	—	(30,000)	—	—	—	—	—	(30,000)
Finance lease obligation	—	—	(995)	—	—	—	—	—	—	(995)
Total changes from financing cash flows	—	(898)	(995)	99,521	55	6,914	—	—	—	104,597
Other changes
Liability-related
Amortized borrowing costs	(1,186)	126	—	383	—	—	—	—	—	(677)
Interest expense	—	—	404	—	—	—	—	—	—	404
Total liability-related	(1,186)	126	404	383	—	—	—	—	—	(273)
Total equity-related other changes	—	—	—	—	26	5,724	(7,040)	74	42,206	40,990
Balance as at 31 December 2017	628,141	53,640	51,127	99,904	7,141	532,242	2,948	(169)	54,566	1,429,540

Summary of Maturity Profile of the Gross Amounts of Senior Secured Notes and Mortgages

The maturity profile of the gross amounts of Senior Secured Notes, the 2013 Super Senior Revolving Facility, the 2017 Senior Secured Revolving Facility and Mortgages are set out below:

	2017	2016	2015
	(€’000)
Within one year	104,400	7,332	—
Between 1 and 5 years	648,000	643,800	503,199
Over 5 years	26,916	29,107	16,447
	779,316	680,239	519,646

The Group has the following undrawn bank borrowing facilities:

	2017	2016	2015
	(€’000)
Expiring within one year	100,000	—	—
Expiring between 1 and 5 years	—	100,000	100,000
	100,000	100,000	100,000

Summary of Financial Lease Liabilities Relate to the Acquisition of Property,Plant and Equipment

Financial lease liabilities relate to the acquisition of property, plant and equipment with the following payment schedule:

	2017	2016	2015
	(€’000)
Gross lease liabilities:
Within one year	4,389	4,346	2,990
Between 1 and 5 years	29,625	31,904	30,230
More than 5 years	36,478	39,144	20,024
	70,492	75,394	53,244
Interest
Within one year	3,693	3,898	3,374
Between 1 and 5 years	10,218	11,897	11,129
More than 5 years	5,454	7,881	4,159
	19,36519	23,676	18,662
Present value of minimum lease payments
Within one year	696	448	(384)
Between 1 and 5 years	19,407	20,007	19,101
More than 5 years	31,024	31,263	15,865
	51,127	51,718	34,582